Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Summary of share options activities

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining	Aggregate
	options	Price	Contractual Life	Intrinsic Value
	(in thousands)	US$		(US$in
				thousands)
Outstanding as of January 1, 2019	22,722	0.78	7.73	88,678
Granted	5,360	2.28
Repurchased	(288)	0.03
Forfeited	(1,546)	2.21
Outstanding as of December 31, 2019	26,248	1.01	7.22	159,818

Outstanding as of January 1, 2020	26,248	1.01	7.22	159,818
Granted	11,811	0.60
Exercised	(500)	0.01
Forfeited	(1,699)	2.22
Outstanding as of December 31, 2020	35,860	0.84	7.33	339,953

Outstanding as of January 1, 2021	35,860	0.84	7.33	339,953
Granted	1,846	2.14
Exercised	(15,568)	0.40
Forfeited	(954)	4.49
Outstanding as of December 31, 2021	21,184	1.10	6.39	211,515

Exercisable as of December 31, 2021	9,483	1.47	3.58	91,167

Summary of restricted shares activities

		Weighted Average
	Number of	Grant Date
	Restricted shares	Fair Value
	(in thousands)	US$
Unvested as of January 1, 2019	594	2.15
Vested	(311)	1.88
Forfeited	(69)	1.31
Unvested as of December 31, 2019	214	2.70
Unvested as of January 1, 2020	214	2.70
Vested	(123)	2.56
Unvested as of December 31, 2020	91	2.90
Unvested as of January 1, 2021	91	2.90
Granted	1,598	22.49
Vested	(81)	2.86
Forfeited	(127)	24.10
Unvested as of December 31, 2021	1,481	22.22

Schedule of key assumptions to determine the fair value of the share options

	For the Year Ended December 31,
	2019	2020	2021
Fair value per share (US$)	$6.27-7.08	$7.42-10.32	$25.02
Risk-free interest rate	1.92%-2.01%	0.70%-0.93%	1.44%
Expected volatility	53.78%-54.38%	54.94%-59.31%	54.85%-55.51%
Expected term (in years)	10	10	10
Dividend yield	0.00%	0.00%	0.00%